Accounts Receivable, Net - Schedule of Movements in the Allowance for Credit Losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Movements in the Allowance for Credit Losses [Abstract]
Beginning balance	¥ (931)	¥ (268)
Addition in allowance for credit losses	(1,065)	(946)
Reversal in allowance for credit losses		268
Written off		15
Balance at end of the year	¥ (1,996)	¥ (931)	¥ (268)